Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	82 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000206968
Average Annual Return [Line Items]
Average Annual Return, Percent	20.71%	0.87%	10.55%
Without Sales Load [Member] | C000206969
Average Annual Return [Line Items]
Average Annual Return, Percent	20.74%	0.93%	10.60%
MSCI China A Onshore Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.80%	1.44%	9.27%
MSCI China A Onshore Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	23.80%	1.44%	9.27%